Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Vessels Net
Vessels, net (Table)

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Depreciation	—	(31,797)	(31,797)
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900
Depreciation	—	(31,710)	(31,710)
Balance December 31, 2021	$1,167,909	$(314,719)	$853,190